Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Bad debt reserve for tax purposes of qualified lender				$ 30.5
Federal income tax rate	35.00%	35.00%	35.00%